SCHEDULE OF LONG TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Long term loans	$ 1,744
Less- Current portion	(1,403)	$ (158)
Non Current Long term loans	341	483
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Long term loans	1,385	641
Less- Current portion	(1,044)	(158)
Non Current Long term loans	$ 341	$ 483
Long-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.80%
Long-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.10%